Loans and Leases Held for Investment, Net (Notes)	12 Months Ended
Dec. 31, 2013
Loans and Leases Held for Investment, Net [Abstract]
Loans and Leases Held for Investment, Net
7.  Loans and Leases Held for Investment, Net
Loans and leases held for investment as of December 31, 2013 and 2012 are comprised of the following:

	2013	2012
Residential mortgages	$7,044,743	$6,708,748
Commercial and commercial real estate	4,812,970	4,771,768
Lease financing receivables	1,237,941	836,935
Home equity lines	151,916	179,600
Consumer and credit card	5,154	8,038
Total loans and leases held for investment, net of discounts	13,252,724	12,505,089
Allowance for loan and lease losses	(63,690)	(82,102)
Total loans and leases held for investment, net	$13,189,034	$12,422,987

As of December 31, 2013 and 2012, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	2013	2012
Net purchased loan and lease discounts	$102,416	$164,132
Net deferred loan and lease origination costs	54,107	25,275

The Company made significant purchases in residential mortgages of $179,097 and $1,618,438, for 2013 and 2012 respectively. Along with these purchases the Company also purchased into commercial credit facilities with an outstanding commitment of $327,843 and $428,751 and a net recorded investment of $176,586 and $269,881 at December 31, 2013 and 2012 respectively. For additional information on the Company’s acquisition activities see Note 4.
Lease Financing Receivables—Lease financing receivables are collateralized by a secured interest in the equipment and, in certain circumstances, additional collateral and/or guarantees. As of December 31, 2013 and 2012, the components of net lease financing receivables are as follows:

	2013	2012
Loans receivable	$198,469	$114,147
Minimum lease payments receivable	1,063,796	774,369
Residuals	85,130	52,602
Unearned income	(127,730)	(97,488)
Lease financing receivables, net of unearned income	1,219,665	843,630
Net deferred lease origination costs	23,591	15,736
Purchased lease discounts	(5,315)	(22,431)
	1,237,941	836,935
Allowance for loan and lease losses	(4,273)	(3,181)
Lease financing receivables, net	$1,233,668	$833,754

The following is a schedule of future minimum lease payments to be received on leases held for investment at December 31, 2013:

2014	$347,117
2015	290,918
2016	209,096
2017	129,957
2018	62,194
Thereafter	24,514
$1,063,796

Concentration of Credit Risk—The Company originates residential mortgages, commercial and commercial real estate loans, home equity loans, credit card loans, leases, and other consumer loans in Florida and nationwide. Although the Company’s loan and lease portfolio is diversified, a significant portion of the portfolio is collateralized by real estate and commercial equipment.
The Company’s lending policy related to the real estate portfolio requires real estate loan collateral based upon several factors, including certain loan-to-appraised-value ratios and borrower credit history, while the lending policy related to commercial loans and commercial lines of credit considers several factors, including potential secured interests in collateral, the availability of guarantors and borrower and guarantor credit histories. For December 31, 2013 and 2012, the Company did not originate negative amortizing loans. The net recorded investment in interest-only loans was $2,017,756 and $2,049,825 for residential loans and $561,760 and $484,640 for commercial, commercial real estate loans and commercial lines of credit at December 31, 2013 and 2012, respectively. For more information on unfunded commitments on outstanding lines of credit see Note 25.
The 5 highest concentration percentages by state for each category of the Company’s loan and lease portfolio and the corresponding states’ percentages of the United States (U.S.) population at December 31, 2013 are as follows:

	Percentage of Loan Portfolio
	Residential Mortgages	Commercial and Commercial Real Estate	Leases	% of U.S. Population
California	27%	19%	11%	12%
Florida	10	15	9	6
Texas	8	5	10	8
New York	7	9	7	6
New Jersey	4		6	3
Illinois		6		4

Acquired Credit Impaired (ACI) Loans and Leases — At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss in the event of default to estimate the expected future cash flows for each loan and lease pool.
Acquisition date details of loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Contractual payments receivable for acquired loans and leases at acquisition	$345,890	$847,257
Expected cash flows for acquired loans and leases at acquisition	193,549	511,766
Basis in acquired loans and leases at acquisition	179,027	436,784

Information pertaining to the ACI portfolio as of December 31, 2013 and 2012 is as follows:

	Residential	Commercial and Commercial Real Estate	Total
2013
Carrying value, net of allowance	$646,470	$331,771	$978,241
Outstanding unpaid principal balance	696,222	339,179	1,035,401
Allowance for loan and lease losses, beginning of year	5,175	16,789	21,964
Allowance for loan and lease losses, end of year	4,925	9,834	14,759

	Residential	Commercial and Commercial Real Estate	Total
2012
Carrying value, net of allowance	$860,437	$488,288	$1,348,725
Outstanding unpaid principal balance	906,421	527,472	1,433,893
Allowance for loan and lease losses, beginning of year	5,464	10,525	15,989
Allowance for loan and lease losses, end of year	5,175	16,789	21,964

The Company recorded $929 and $5,975 in provision for loan and lease losses for the ACI portfolio for the years ended December 31, 2013 and 2012, respectively. The adjustments to provision are the result of changes in expected cash flows on ACI loans.
The following is a summary of the accretable yield activity for the ACI loans during the years ended December 31, 2013 and 2012:

2013	Residential	Commercial and Commercial Real Estate	Total
Balance, beginning of year	$111,868	$108,540	$220,408
Additions	12,174	—	12,174
Accretion	(42,904)	(29,862)	(72,766)
Reclassifications to accretable yield	20,045	17,116	37,161
Transfer from loans held for investment to loans held for sale	—	(36,131)	(36,131)
Balance, end of year	$101,183	$59,663	$160,846

2012	Residential	Commercial and Commercial Real Estate	Total
Balance, beginning of year	$86,869	$120,854	$207,723
Additions	44,954	30,527	75,481
Accretion	(32,270)	(31,930)	(64,200)
Reclassifications (from) to accretable yield	12,315	(10,911)	1,404
Balance, end of year	$111,868	$108,540	$220,408

Covered Loans and Leases — Covered loans and leases are acquired and recorded at fair value at acquisition, exclusive of the indemnification agreement with former shareholders of Tygris. All loans and leases acquired in the purchase of Tygris are considered covered during the applicable indemnification period. The recorded investment of loans covered under the Tygris indemnification agreement are $24,330 and $75,201 at December 31, 2013 and 2012, respectively. As of December 31, 2013, the Company does not expect to receive cash payments under this indemnification agreement due to the performance of the underlying loans.
During 2013, the Company entered into an agreement with the FDIC to terminate the loss sharing agreements entered into with the FDIC in connection with the May 2010 Bank of Florida acquisition. As part of the termination of these agreements and the Company's obligations thereunder, the Company will pay the FDIC $48,000 comprised of a $24,000 cash payment at settlement together with a $24,000 promissory note which will mature and become payable on December 31, 2014. At December 31, 2013, loans previously covered under these loss share agreements with a recorded investment totaling $289,694 remain within the portfolio. At December 31, 2012, loans with a recorded investment totaling $517,758 were covered with respect to these now terminated loss share agreements. EverBank did not submit any claims for loss sharing coverage under any of the loss sharing agreements during the terms of such agreements.